Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Income
(a)	Details of other income for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Foreign currency gain	~~W~~	1,174,376	1,688,838	1,210,689
Gain on disposal of property, plant and equipment		35,788	37,835	19,367
Gain on disposal of intangible assets		552	111	196
Reversal of impairment loss on property, plant and equipment		—	—	1,121
Reversal of impairment loss on intangible assets		960	1,110	1,152
Rental income		3,098	3,629	1,978
Gain on disposal of non-current assets held for sales		8,353	—	—
Others		44,124	53,123	17,632

	~~W~~	1,267,251	1,784,646	1,252,135

Summary of Other Expenses
(b)	Details of other expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Foreign currency loss	~~W~~	1,235,054	1,730,703	1,161,628
Other bad debt expenses		1,379	—	—
Loss on disposal of property, plant and equipment		40,897	60,294	64,350
Impairment loss on property, plant and equipment		1,550,430	38,494	19,085
Loss on disposal of intangible assets		139	368	—
Impairment loss on intangible assets		249,450	79,593	29,488
Donations		693	934	1,099
Loss on liquidation of investments in subsidiaries		—	72,654	—
Others		19,701	16,240	5,209

	~~W~~	3,097,743	1,999,280	1,280,859